Note 7 - Federal Home Loan Bank Advances (Tables)	12 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
			June 30, 2018		June 30, 2017
	Stated Interest Rate Range			Weighted Average		Weighted Average
Advance Type	From	To	Amount	Rate	Amount	Rate
Fixed-rate, amortizing	4.30%	4.30%	$56	4.30%	$120	4.30%
Fixed-rate	1.16	1.78	11,700	1.46	12,200	1.47

Schedule of Principal Payments [Table Text Block]
Twelve Months Ending June 30	Principal Payments
2019	$2,056
2020	1,500
2021	1,500
2022	1,700
Thereafter	5,000
Total	$11,756